STOCK-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION PLANS
Schedule of weighted-average assumptions used to estimate the fair value of outstanding stock options

	December 31,		December 31,
	2022		2021
Risk-free interest rate	3.60%		1.32%
Distribution yield	3.97%		3.91%
Expected volatility	22.07%		22.35%
Expected remaining life	4.4	years	3.7	years

Ultimate parent corporation stock option plan
STOCK-BASED COMPENSATION PLANS
Schedule of information on changes to outstanding options

	2022		2021
		Weighted		Weighted
		average		average
	Options	exercise price	Options	exercise price
Balance at beginning of year	543,934	$30.58	1,467,700	$30.56
Granted	650,000	27.85	—	—
Transferred	30,000	32.66	—	—
Exercised	(16,666)	26.52	(39,998)	26.52
Cancelled	(158,334)	30.27	(883,768)	30.73
Balance at end of year	1,048,934	$29.06	543,934	$30.58

Vested options at end of year	125,397	$28.48	51,864	$26.52